Disposition of Long-Term Apartment Rental Business (Details) - Schedule of Major Classes of Income from Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Schedule of Major Classes of Income From Operations [Abstract]
Net revenues	¥ 227,687	$ 31,207	¥ 652,333	¥ 1,036,206
Operating costs:	(242,097)	(33,182)	(711,003)	(949,654)
Selling and marketing expenses	(3)	(1)	(1)	(13,108)
General and administrative expenses	(19,737)	(2,704)	(32,840)	(189,580)
Research and development expenses	(2,398)	(329)	(2,773)	(7,960)
Impairment loss on long-lived assets	(10,474)	(1,436)	(100,156)	(199,575)
Other (expenses) income, net	2,984	409	(8,104)	(18,476)
Loss from disposal of property and equipment and intangible assets			(11,972)	(30,173)
Interest (expenses) income, net	24	4	(24,847)	(24,071)
Debt extinguishment loss				(41,961)
Foreign exchange loss, net				(247)
Gains from deconsolidation of VIE’s subsidiaries			1,554,450
Income tax expense			(21)	(31)
Net (loss) income from discontinued operations	(44,014)	(6,032)	1,315,066	(438,630)
Less: Net loss from discontinued operations attributable to noncontrolling interests			(43)	(28)
Net (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders	¥ (44,014)	$ (6,032)	¥ 1,315,109	¥ (438,602)